Commitment and Contingencies - Undiscounted future expected payments under the TRA (Detail) - Array - TRA - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Other Commitment, to be Paid, Remainder of 2020	$ 7,414
Other Commitment, to be Paid, Year One	1,692	$ 6,293
Other Commitment, to be Paid, Year Two	1,748	1,746
Other Commitment, to be Paid, Year Three	1,748	1,746
Other Commitment, to be Paid, Year Four	1,748	1,746
Other Commitment, to be Paid, After Year Four	10,931
Other Commitment, to be Paid, Year Five		1,746
Other Commitment, to be Paid, After Year Five		9,033
Total	$ 25,281	$ 22,310